Summary of Significant Accounting Polices - Summary of Movement of Allowance for Credit Losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reversals/(provisions)	¥ (2,649)	$ (367)	¥ (648)	¥ 151
Accounting Standards Update 2016-13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of year	(30,605)		(30,016)	(30,306)
Cumulative effect of adoption of new accounting standard	(1,707)		0	0
Reversals/(provisions)	(2,649)		(648)	152
Write-offs	28,588		59	138
Balance at the end of year	¥ (6,373)		¥ (30,605)	¥ (30,016)